SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [Abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS

	US Dollars
Figures in millions	2020	2019	2018
Equity-settled share incentive schemes
Bonus Share Plan (BSP)	1	6	20
Deferred Share Plan (DSP)	14	13	—
Other	1	2	2
	16	21	22
Cash-settled share incentive scheme
Cash-settled Long Term Incentive Plan (CSLTIP)	—	21	13
Total share-based payment expense (note 10)	16	42	35
Equity-settled incentive schemes

Equity schemes include the Bonus Share Plan (BSP), Deferred Share Plan (DSP); Long term incentive Plan (LTIP) and Co-investment Plan (CIP). The DSP replaced all previous AngloGold Ashanti incentive schemes. The last allocations granted in the BSP, LTIP and CIP schemes vested during 2020; there are no further allocations and vesting as the schemes have been closed.

Bonus Share Plan (BSP)

Award date (unvested awards and awards vested during the year)	2020	2019	2018
Calculated fair value			R	119.14
Vesting date 50%			22 Feb 2019
Vesting date 50%			22 Feb 2020
Expiry date			22 Feb 2028

	Number of shares
	2020	2019	2018
Awards outstanding at beginning of year	2,141,415	4,557,919	4,479,679
Awards granted during the year	—	—	2,492,584
Awards lapsed during the year	—	(109,065)	(359,343)
Awards exercised during the year	(1,135,438)	(2,307,439)	(2,055,001)
Awards outstanding at end of year	1,005,977	2,141,415	4,557,919
Awards exercisable at end of year	1,005,977	1,207,936	1,588,512

Cash awards granted under the bonus share plan, none were outstanding at year end 31 December 2020 (2019: 12,295; 2018: 33,046) and an amount of 12,295 cash awards vested and are deemed settled for the year ended 31 December 2020 (2019: 20,751, 2018: 15,209).
Deferred Share Plan (DSP)
The Deferred Share Plan (DSP) was implemented with effect from 1 January 2018, with the first awards for the scheme allocated in March 2019. This represents a single scheme under which share awards will be allocated to certain employees from 2019 onwards, vesting equally over a period of 2, 3 and 5 years depending on the level of seniority of the participant.
Equity-settled incentive schemes (continued)

Award date (unvested awards and awards vested during the year)	2020		2019		2018
Calculated fair value	R	325.97	R	204.42

DSP 2 year
Vesting date 50%	25 Feb 2021		21 Feb 2020
Vesting date 50%	25 Feb 2022		21 Feb 2021

DSP 3 year
Vesting date 33%	25 Feb 2021		21 Feb 2020
Vesting date 33%	25 Feb 2022		21 Feb 2021
Vesting date 34%	25 Feb 2023		21 Feb 2022

DSP 5 year
Vesting date 20%	25 Feb 2021		21 Feb 2020
Vesting date 20%	25 Feb 2022		21 Feb 2021
Vesting date 20%	25 Feb 2023		21 Feb 2022
Vesting date 20%	25 Feb 2024		21 Feb 2023
Vesting date 20%	25 Feb 2025		21 Feb 2024

Expiry date	25 Feb 2030		21 Feb 2029

	Number of shares
	2020	2019	2018
Awards outstanding at beginning of year	1,599,360
Awards granted during the year	1,176,532	1,669,191
Awards lapsed during the year	(155,575)	(55,208)
Awards exercised during the year	(330,555)	(14,623)
Awards outstanding at end of year	2,289,762	1,599,360
Awards exercisable at end of year	183,439	—

Long Term Incentive Plan (LTIP)

Award date (unvested awards and awards vested during the year)	2015
Calculated fair value	R	129.94
Vesting date	3 Mar 2018
Expiry date	3 Mar 2025

	Number of shares
	2020	2019	2018
Awards outstanding at beginning of year	229,639	447,842	2,466,357
Awards lapsed during the year	—	—	(1,186,330)
Awards exercised during the year	(118,077)	(218,203)	(832,185)
Awards outstanding at end of year	111,562	229,639	447,842
Awards exercisable at end of year	111,562	229,639	447,842
Equity-settled incentive schemes (continued)

Co-Investment Plan (CIP)

	Number of shares
	2020	2019	2018
Awards outstanding at beginning of year	23,927	112,578	95,378
Awards granted during the year	—	—	80,809
Awards lapsed during the year	—	(16,500)	(11,633)
Awards matched during the year	(23,927)	(72,151)	(51,976)
Awards outstanding at end of year	—	23,927	112,578
Cash-Settled Long Term Incentive Plan (CSLTIP)

There were no changes to rules or practices within the CSLTIP scheme, and no awards during 2018, 2019 and 2020.

Award date (unvested awards and awards vested during the year)
	2017	2016
Vesting date	1 March 2020	1 March 2019

	Number of units
	2020	2019	2018
Share units outstanding at beginning of year	1,480,562	3,815,761	4,469,618
Share units granted during the year	—	—	—
Share units lapsed during the year	(82,063)	(1,305,761)	(611,265)
Share units exercised during the year	(1,398,499)	(1,029,438)	(42,592)
Share units outstanding at end of year	—	1,480,562	3,815,761